Document		12 Months Ended
	Dec. 06, 2022	Dec. 31, 2022
Document Information [Line Items]
Document Type	8-K
Entity Registrant Name	BRUNSWICK CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-01043
Entity Tax Identification Number	36-0848180
Entity Address, Address Line One	26125 N. Riverwoods Blvd., Suite 500
Entity Address, City or Town	Mettawa
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60045-3420
City Area Code	(847)
Local Phone Number	735-4700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000014930
Current Fiscal Year End Date		--12-31
Amendment Flag	false
Document Period End Date	Dec. 06, 2022
6.500% Senior Notes due 2048 [Member]
Document Information [Line Items]
Title of 12(b) Security	6.500% Senior Notes due 2048
Trading Symbol	BC-A
Security Exchange Name	NYSE
6.625% Senior Notes due 2049 [Member]
Document Information [Line Items]
Title of 12(b) Security	6.625% Senior Notes due 2049
Trading Symbol	BC-B
Security Exchange Name	NYSE
6.375% Senior Notes due 2049 [Member]
Document Information [Line Items]
Title of 12(b) Security	6.375% Senior Notes due 2049
Trading Symbol	BC-C
Security Exchange Name	NYSE
CHICAGO STOCK EXCHANGE, INC [Member] | Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.75 per share
Trading Symbol	BC
Security Exchange Name	CHX
NEW YORK STOCK EXCHANGE, INC. [Member] | Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.75 per share
Trading Symbol	BC
Security Exchange Name	NYSE